Document and Entity Information	22 Months Ended
Sep. 30, 2011
Document and Entity Information
Document Type	Other
Amendment Flag	true
Amendment Description	Post Effective Amendment No. 2
Document Period End Date	Sep. 30, 2011
Trading Symbol	odt
Entity Registrant Name	ONLINE DISRUPTIVE TECHNOLOGIES, INC.
Entity Central Index Key	0001498380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3